UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/08



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            Marblehead,MA   08/14/08

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   55

                                        -------


Form 13F Information Table Value Total:  $121,502
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    20072   288431 SH       SOLE                   288431
ABBOTT LABS COM                COM              002824100      212     4000 SH       SOLE                     4000
ADOBE SYSTEMS                  COM              00724F101     1559    39570 SH       SOLE                    39570
AMAZON COM INC COM             COM              023135106     2020    27545 SH       SOLE                    27545
APPLE COMPUTER                 COM              037833100     5040    30100 SH       SOLE                    30100
ATS MED INC COM                COM              002083103      106    50000 SH       SOLE                    50000
BHP BILLITON ADR               COM              088606108     1998    23450 SH       SOLE                    23450
BURLINGTON NRTHN SANTA COM     COM              12189T104     2430    24325 SH       SOLE                    24325
CBL & ASSOC PPTYS INC          COM              124830100      210     9200 SH       SOLE                     9200
CELGENE CORP COM               COM              151020104     2073    32450 SH       SOLE                    32450
CHEVRON CORPORATION COM        COM                             565     5698 SH       SOLE                     5698
CISCO SYS INC COM              COM              17275R102     5274   226743 SH       SOLE                   226743
CME CROUP INC                  COM              12572Q105     1835     4790 SH       SOLE                     4790
COMPANHIA VALE ADS             COM              204412209      215     6000 SH       SOLE                     6000
COSTCO WHOLESALE CORP          COM              22160K105     2076    29600 SH       SOLE                    29600
CVS/CAREMARK CORP.             COM              126650100     2214    55956 SH       SOLE                    55956
DEERE & CO COM                 COM              244199105     1421    19700 SH       SOLE                    19700
EMERSON ELEC CO COM            COM              291011104     2349    47507 SH       SOLE                    47507
EXELON CORP                    COM              30161N101     2472    27477 SH       SOLE                    27477
EXXON MOBIL CORP.              COM              30231G102     2195    24904 SH       SOLE                    24904
FIRST ENERGY CORP              COM              337932107     2573    31251 SH       SOLE                    31251
FIRST SOLAR INC.               COM              336433107     2700     9895 SH       SOLE                     9895
FREEPORT MCMORAN               COM              35671D857     2756    23520 SH       SOLE                    23520
GENERAL ELEC CO COM            COM              369604103      242     9053 SH       SOLE                     9053
GENZYME CORPORATION            COM              372917104     1337    18600 SH       SOLE                    18600
GILEAD SCIENCES                COM              375558103     2323    43875 SH       SOLE                    43875
GOOGLE                         COM              38259P508     2603     4945 SH       SOLE                     4945
HEWLETT PACKARD CO.            COM              428236103     1869    42275 SH       SOLE                    42275
INTERNATIONAL BUS MACH COM     COM              459200101     1938    16350 SH       SOLE                    16350
JACOBS ENGINEERING GP          COM              469814107     2015    24975 SH       SOLE                    24975
JOHNSON & JOHNSON COM          COM              478160104     2183    33935 SH       SOLE                    33935
KEYCORP NEW COM                COM              493267108      132    12000 SH       SOLE                    12000
MASTERCARD INC                 COM              57636q104     2394     9015 SH       SOLE                     9015
MCDONALDS CORP COM             COM              580135101     2873    51106 SH       SOLE                    51106
MEMC ELECTRONICS               COM              552715104     1635    26560 SH       SOLE                    26560
MICROSOFT CORP COM             COM              594918104     3669   133382 SH       SOLE                   133382
MONSANTO CO                    COM              61166w101     2838    22446 SH       SOLE                    22446
NOKIA                          COM              654902204      967    39450 SH       SOLE                    39450
NORTHSTAR REALTY FIN CORP      COM              66704r100      162    19500 SH       SOLE                    19500
NUVASIVE INC.                  COM              670704105     1937    43380 SH       SOLE                    43380
PNC BANK CORP.                 COM              693475105      571    10000 SH       SOLE                    10000
POTASH CP SASKATCHEW           COM              73755L107     2771    12125 SH       SOLE                    12125
PROCTER & GAMBLE CO COM        COM              742718109     1171    19263 SH       SOLE                    19263
QUALCOMM INC COM               COM              747525103     2082    46925 SH       SOLE                    46925
RESEARCH IN MOTION LTD         COM              760975102     2412    20635 SH       SOLE                    20635
SCHLUMBERGER LTD COM           COM              806857108     1940    18055 SH       SOLE                    18055
ST JUDE MED INC COM            COM              790849103     1879    45975 SH       SOLE                    45975
SUNPOWER CORP.                 COM              867652109     1684    23395 SH       SOLE                    23395
THE MOSAIC COMPANY             COM              61945a107     2351    16250 SH       SOLE                    16250
TRANSOCEAN INC. NEW SHS        COM              g90073100     2183    14327 SH       SOLE                    14327
UTIX GROUP INC                 COM              918032202        0    33515 SH       SOLE                    33515
VISA INC.                      COM              92826C839     2923    35950 SH       SOLE                    35950
VMWARE INC                     COM              928563402     1435    26635 SH       SOLE                    26635
WELLS FARGO                    COM              949746101      999    42055 SH       SOLE                    42055
ZIMMER HLDGS INC COM           COM              98956P102     1618    23775 SH       SOLE                    23775